GOODWILL AND INTANGIBLE ASSETS (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2012
TAT Technologies Ltd [Member]
GOODWILL AND INTANGIBLE ASSETS
NOTE 8 -	GOODWILL AND INTANGIBLE ASSETS

a.	Intangible assets:

	December 31,
	2012	2011
Cost:
Customer relationships	$865	$865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Accumulated amortization and impairment charges:
Customer relationships	865	865
License for service center	2,050	2,050
Others	136	136
	3,051	3,051
Amortized cost	$-	$-

Amortization expenses amounted to $539 and $663 for the years ended December 31, 2011 and 2010, respectively (amortization expenses do not include impairment charges).

For the year ended December 31, 2011, due to decrease in the anticipated profit margins the Company recorded an impairment charge for its intangible assets in the total amount of $1,398, under cost of revenues. This amount is comprised of impairment charge in the amount of $1,100 (the entire asset was written off) in connection with the "Authorized service center" intangible asset at the MRO services for Aviation Components operating segment and $298 (the entire asset was written off) in connection with the 'Customer Relations' intangible asset at its OEM of Electric Motion Systems operating segment (see also note 5(3)).

For the year ended December 31, 2010 the Company recorded an impairment charge in the amount of $481 of customer relationship, at the MRO services for Aviation Components operating segment, under operating expenses. The Company estimated the fair value of its intangible assets using a discounted cash flow analysis and compared those values to the carrying value of the assets. The Company concluded, based on this comparison, that Customer relationship intangible asset was impaired at its MRO services reporting unit. The Company recorded a $481 impairment charge and wrote off this asset in the year ended December 31, 2010.

b.	The changes in the carrying amounts of goodwill by reportable segment for the fiscal years ended December 31, 2012 and 2011 are as follows:

	OEM - Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Total

Balance as of January 1, 2011	$1,156	-	-	$1,156

Effect of changes in exchange rate	(114)	-	-	(114)

Balance as of December 31, 2011	1,042	-	-	1,042

Effect of changes in exchange rate	(27)	-	-	(27)
Goodwill impairment	(1,015)	-	-	(1,015)
Balance as of December 31, 2012	-	-	-	-

Goodwill, gross, at December 31, 2012	1,015	456	4,091	5,562
Accumulated impairment losses	(1,015)	(456)	(4,091)	(5,562)
Goodwill, net, at December 31, 2012	$-	$-	$-	$-

c.	Impairment Assessments

During the quarter ended June 30, 2012, management believed that there were indicators of impairment of goodwill in its OEM of Electric Motion System reporting unit as of June 30, 2012, primarily due to a decline in future forecasted sales levels and profitability margins resulting from the continued weakness in the defense industry. Accordingly, the Company performed an impairment test of goodwill for this reporting unit, with the assistance of a third party valuation firm. Based on the results of this test, the Company determined that the entire balance of goodwill included in this reporting unit was impaired and recorded an impairment charge of $1,015.

The Company determined the fair value of the OEM of Electric Motion Systems reporting unit using the discounted cash flows method. The material assumptions used for 2012 annual test were five years of projected net cash flows (in accordance with the Company's budget), a discount rate of 17.72% and a long-term growth rate of 2.0%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.

During the year ended December 31, 2011, the Company determined under the first step of its annual test that the fair value of the OEM of Electric Motion Systems reporting unit is greater than its carrying amount. Based on the results of this test the Company determined that the goodwill related to the said reporting unit was not impaired.

In 2011, the fair value of the OEM of Electric Motion Systems reporting unit exceeded its carrying value by approximately $100, or 1.1% and thus was at risk of failing step one of the goodwill impairment test, and was therefore at risk of a future impairment in the event of unfavorable changes in the forecasted cash flows or the key assumptions used in the analysis, including the weighted average cost of capital (discount rate) and growth rates utilized in the discounted cash flow analysis.

The Company determined the fair value of the OEM of Electric Motion Systems reporting unit using the discounted cash flows method. The material assumptions used for 2011 annual test were three years of projected net cash flows (in accordance with the Company's budget), a discount rate of 18% and a long-term growth rate of 1.95%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.

During the year ended December 31, 2010, the Company performed its annual impairment test of goodwill. During this year, the Company encountered adverse changes in the business climate including a weak U.S. and global economy which resulted in a reduction in demand for the MRO services. As a result of these factors, management revised its future cash flow expectations, which lowered the fair value estimates of a certain reporting unit. The Company determined under the first step of its annual test that the fair value of goodwill at its MRO services reporting unit was less than the carrying value for this reporting unit. The Company recorded a $4,223 impairment charge (which was the entire remaining goodwill for this reporting unit) in the third quarter of 2010, to reduce the carrying value of goodwill down to the implied fair value of goodwill for the MRO services reporting unit.

The Company determined the fair value of the MRO services reporting unit using the discounted cash flows method. The material assumptions used for 2010 annual test were four years of projected net cash flows (in accordance with the Company's budget), a discount rate of 20.0% and a long-term growth rate of 2.79%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses.